Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Income before income tax	R$ 3,815,174	R$ 2,421,413	R$ 1,544,109
Adjustments to reconcile income before income taxes
Depreciation of property, equipment and right-of-use assets	68,618	67,422	53,080
Amortization of intangible assets	163,112	75,839	37,630
Loss or write-off of property, equipment, intangible assets and leases, net	20,367	73,140	11,245
Share of profit or (loss) in joint ventures and associates	7,710	(862)	0
Expected credit losses on financial assets	92,560	55,564	9,410
(Reversal of) Provision for contingencies, net	5,325	2,045	(1,601)
Net foreign exchange differences	506,510	1,478	3,636
Share based plan	561,457	232,791	5,371
Interest accrued	181,731	56,923	86,862
Changes in assets and liabilities
Securities (assets and liabilities)	(21,904,316)	(42,954,505)	(20,188,931)
Derivative financial instruments (assets and liabilities)	674,837	1,023,937	825,719
Securities trading and intermediation (assets and liabilities)	(5,086,154)	10,605,139	4,201,246
Securities purchased under agreements to resell	(2,269,321)	2,862,311	(2,919,480)
Accounts receivable	37,160	(46,247)	(243,893)
Loan operations	(8,918,608)	(3,925,042)	(386)
Prepaid expenses	(2,589,213)	(1,303,853)	7,040
Other assets and other financial assets	(674,697)	(23,078)	(14,162)
Securities sold under repurchase agreements	(5,557,999)	16,200,937	8,997,713
Accounts payable	(133,576)	564,324	132,235
Financing instruments payable	14,408,581	5,126,930	89,669
Social and statutory obligations	354,764	174,725	241,033
Tax and social security obligations	278,609	182,391	(9,223)
Private pension liabilities	18,533,487	9,628,823	3,743,031
Other liabilities and other financial liabilities	4,271,361	1,000,007	8,828
Cash from operations	(3,152,521)	2,102,552	(3,379,819)
Income tax paid	(783,816)	(518,971)	(402,574)
Contingencies paid	(2,565)	(1,629)	(3,172)
Interest paid	(81,427)	(71,224)	(28,427)
Net cash flows from (used in) operating activities	(4,020,329)	1,510,728	(3,813,992)
Investment activities
Acquisition of intangible assets	(217,569)	(146,368)	(88,949)
Acquisition of property and equipment	(135,444)	(145,164)	(72,499)
Acquisition of subsidiaries, net of cash acquired	(40,857)	(62,443)	0
Investment in associates and joint ventures	(756,857)	(228,035)	0
Net cash flows used in investing activities	(1,150,727)	(582,010)	(161,448)
Financing activities
Proceeds from borrowings	1,570,639	0	0
Acquisitions of debt securities issued	4,191,280	0	400,000
Payments of borrowings and lease liabilities	(76,371)	(152,868)	(123,332)
Payment of debt securities	(177,826)	(464,717)	(11,815)
Dividends paid to owners of the parent	0	0	(500,000)
Proceeds from the issuance of shares	0	1,411,281	4,482,002
Transactions with non-controlling interests	(231)	582	(1,855)
Dividends paid to non-controlling interests	(3,026)	(5,567)	(11,143)
Proceeds from SPAC issuance of shares	1,134,797	0	0
Net cash flows from financing activities	6,639,262	788,711	4,233,857
Net increase (decrease) in cash and cash equivalents	1,468,206	1,717,429	258,417
Cash and cash equivalents at the beginning of the fiscal year	2,660,388	887,796	626,863
Effects of exchange rate changes on cash and cash equivalents	(376,733)	55,163	2,516
Cash and cash equivalents at the end of the fiscal year	3,751,861	2,660,388	887,796
Cash	2,485,641	1,954,788	109,922
Securities purchased under agreements to resell presented as cash equivalents	1,071,328	593,673	654,057
Interbank certificate deposits	R$ 194,892	R$ 111,927	R$ 123,817